BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Schedule of basic and diluted net earnings per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator - continuing operations:
Net loss from continuing operations attributable to Senstar shareholders	$ (1,600)	$ (669)
Numerator - discontinued operations:
Net loss from discontinued operations	$ 0	$ (264)
Denominator:
Denominator for basic net loss per share weighted-average number of shares outstanding	23,309,987	23,305,981
Effect of dilutive securities: Employee stock options	0	0
Denominator for diluted net loss per share - adjusted weighted average shares and assumed exercises	23,309,987	23,305,981